Summary of Significant Accounting Policies - Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
New Accounting Pronouncement, Early Adoption [Line Items]
Finance Lease, Liability		¥ 0		¥ 0	¥ 0
Operating lease right-of-use assets	$ 22,885	159,321
Operating lease liabilities		152,390
Operating lease liabilities-current	5,546	38,608
Operating lease liabilities-non-current	$ 16,344	113,782
ASU 2016-02
New Accounting Pronouncement, Early Adoption [Line Items]
Operating lease right-of-use assets		159,321	¥ 43,680
Operating lease liabilities		152,390	¥ 43,517
Operating lease liabilities-current		38,608
Operating lease liabilities-non-current		¥ 113,782